Equity Incentive Plans and Stock-Based Compensation - Summary of Stock Option Activities and Related Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Outstanding Stock Options, Beginning balance	8,790,000	7,703,000	7,150,000
Options granted	1,875,161	1,935,000	737,500
Options exercised	(306,000)	(34,000)	(3,250)
Options forfeited/cancelled	(164,000)	(814,000)	(181,250)
Outstanding Stock Options, Ending balance	10,195,161	8,790,000	7,703,000	7,150,000
Stock Options, Vested and exercisable	4,045,117	2,845,500
Weighted-Average Exercise Price Per Share, Beginning balance	$ 4.86	$ 4.18	$ 4.98
Options granted	8.59	7.78	7.23
Options exercised	4.05	3.63	2.97
Options forfeited/cancelled	6.30	5.34	4.80
Weighted-Average Exercise Price Per Share, Ending balance	5.55	4.86	$ 4.18	$ 4.98
Weighted-Average Exercise Price Per Share, Vested and exercisable	$ 4.31	$ 4.00
Weighted-Average Remaining Contractual Term	7 years 10 months 24 days	8 years 1 month 6 days	8 years 10 months 24 days	9 years 10 months 24 days
Weighted -Average Remaining Contractual Term Vested and exercisable	7 years 2 months 12 days	7 years 2 months 12 days
Aggregate Intrinsic Value, Balance	$ 67,698	$ 24,949	$ 19,615	$ 6,006
Aggregate Intrinsic Value, Vested and exercisable	$ 31,534	$ 10,489